Exhibit 99.1

Nissan Auto Receivables 15-C

Collection Period	30-Nov-17	30/360 Days	30	Collection Period Start	1-Nov-17
Distribution Date	15-Dec-17	Actual/360 Days	30	Collection Period End	30-Nov-17
				Prior Month Settlement Date	15-Nov-17
				Current Month Settlement Date	15-Dec-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	492,795,649.40	470,113,119.22	0.382202
Yield Supplement Overcollaterization		51,665,723.63	13,356,052.62	12,438,964.22
Total Adjusted Portfolio		1,230,010,825.44	479,439,596.78	457,674,155.00
Total Adjusted Securities		1,230,010,825.44	479,439,596.78	457,674,155.00	0.372090
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.60028%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	323,428,771.34	301,663,329.56	0.852156
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	21,765,441.78	369,247.85	61.4842988	1.0430730
Class A-4 Notes	0.00	148,643.92	—	1.3916667
Certificates	0.00	0.00	—	—
Total Securities	21,765,441.78	517,891.77

Nissan Auto Receivables 15-C

I. COLLECTIONS

Interest:
Interest Collections	940,547.38
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	940,547.38
Principal:
Principal Collections	22,324,667.68
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	22,324,667.68
Recoveries of Defaulted Receivables	195,241.89
Servicer Advances	49,212.19

Total Collections	23,509,669.14

Nissan Auto Receivables 15-C

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	40,581	479,439,596.78
Total Principal Payment		21,765,441.78

	39,845	457,674,155.00

III. DISTRIBUTIONS

Total Collections	23,509,669.14
Reserve Account Draw	0.00
Total Available for Distribution	23,509,669.14
1. Reimbursement of Advance	33,614.66
2. Servicing Fee:
Servicing Fee Due	410,663.04
Servicing Fee Paid	410,663.04
Servicing Fee Shortfall	0.00

Nissan Auto Receivables 15-C

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	369,247.85
Class A-3 Notes Monthly Interest Paid	369,247.85
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 15-C

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92
Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	517,891.77
Total Note Monthly Interest Paid	517,891.77
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Nissan Auto Receivables 15-C

Total Available for Principal Distribution	22,547,499.67
4. Total Monthly Principal Paid on the Notes	21,765,441.78
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	21,765,441.78
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	782,057.89
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	782,057.89
V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,075,027.06
Required Reserve Account Amount	3,075,027.06
Beginning Reserve Account Balance	3,075,027.06
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,075,027.06
Required Reserve Account Amount for Next Period	3,075,027.06

Nissan Auto Receivables 15-C

VI. POOL STATISTICS
Weighted Average Coupon		2.34%
Weighted Average Remaining Maturity		33.49

	Amount	Number
Principal on Defaulted Receivables	357,862.50	26
Principal Recoveries of Defaulted Receivables	195,241.89

Monthly Net Losses	162,620.61
Pool Balance at Beginning of Collection Period	492,795,649.40
Net Loss Ratio for Third Preceding Collection Period	0.06%
Net Loss Ratio for Second Preceding Collection Period	-0.11%
Net Loss Ratio for Preceding Collection Period	0.81%
Net Loss Ratio for Current Collection Period	0.40%
Four-Month Average Net Loss Ratio	0.29%
Cumulative Net Losses for all Periods	7,580,814.65

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,533,227.06	243	0.75%
61-90 Days Delinquent	958,028.27	67	0.20%
91-120 Days Delinquent	166,341.58	14	0.04%
More than 120 Days	18,872.11	1	0.00%

Total 31+ Days Delinquent Receivables:	4,676,469.02	325	0.99%

Nissan Auto Receivables 15-C

61+ Days Delinquencies as Percentage of Receivables (EOP):	Amount	Number
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.18%
Delinquency Ratio for Second Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Preceding Collection Period	0.19%	0.16%
Delinquency Ratio for Current Collection Period	0.24%	0.21%
Four-Month Average Delinquency Ratio	0.23%	0.19%

Nissan Auto Receivables 15-C

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO